December 9, 2010

BNY MELLON FUNDS TRUST -BNY Mellon Municipal Opportunities Fund Supplement to Prospectus dated December 31, 2009 (Class M and Investor shares)

The following information supersedes and replaces any contrary information contained in the Prospectus under the caption “Note to Investors” with respect to BNY Mellon Municipal Opportunities Fund:

Effective December 10, 2010, the fund will reopen to new and existing investors.  The fund reserves the right to close again to new and/or investors at any time.